General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jan. 31, 2018
General [Line Items]
Cash, cash equivalents, short-term deposits and restricted deposits	$ 83,253
Net loss	(18,805)	$ (15,350)
Cash flows from operating activities	(14,612)	$ (12,803)
Accumulated deficit	$ (166,314)		$ (147,509)
ATM KK [Member]
General [Line Items]
Ownership percentage				100.00%